Income taxes - Summary of Unrecognized Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax losses	$ 160,052	$ 167,030
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax losses	137,268
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax losses	5,538
Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax losses	17,246
2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,964
2019 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,964
2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,221
2020 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,221
2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,451
2021 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,451
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	8,007
2022 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	8,007
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,337
2023 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,337
2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,894
2025 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,894
2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,966
2026 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,966
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,638
2027 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,638
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,971
2028 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,971
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	23,444
2029 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	23,444
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,282
2030 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,282
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	45,351
2031 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	45,351
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	74,855
2032 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	74,855
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	64,883
2033 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	64,883
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	58,689
2034 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	58,689
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	55,266
2035 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	55,266
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	50,503
2036 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	50,503
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	27,333
2037 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	27,333
2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	9,025
2038 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	9,025
No Expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	32,407
No Expiry [member] | Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	32,407
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	577,487
Tax losses carried forward [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	476,100
Tax losses carried forward [member] | Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	32,407
Tax losses carried forward [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	68,980
Capital losses with no expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	64,837
Capital losses with no expiry [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 64,837